U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.      Name and address of issuer

        First Trust Exchange-Traded Fund
        1001 Warrenville Road, Suite 300
        Lisle, IL 60532


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.      Investment Company Act File Number: 811-21774

        Securities Act File Number:  333-125751

4.      (a) Last day of fiscal year for which this Form is filed: 12/31/06

(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                       $ 401,888,076

(ii)    Aggregate  price of securities
        redeemed or repurchased  during
        the fiscal year:                                        $ 293,027,277

(iii)   Aggregate  price of securities
        redeemed or  repurchased  during
        any PRIOR fiscal  year ending no
        earlier than October  11, 1995 that
        were not previously used to reduce
        registration  fees payable to the
        Commission:                                             $0

(iv)    Total available redemption credits
        [add  items 5(ii) and 5(iii)]:                          $293,027,277

(v)     Net  sales -- if item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(I)]:                                        $108,860,799

(vi)    Redemption  credits available for
        use in future years--if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                                  $0

(vii)   Multiplier for determining
        registration fee (See Instruction
        C.9):                                                   x  0.0000307

(viii)  Registration   fee  due  [multiply  Item
        5(v) by Item 5(vii)] (enter "0" if no
        fee is due):                                            = $ 3,342.02

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $3,342.02.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                         March 21, 2007
                                         CIK:  0001329377


        Method of Delivery:

                                        [X] Wire Transfer
                                        [ ] Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)

     /s/  James A. Bowen
     __________________________
     James A. Bowen
     Chairman of the Board, President and Chief Executive Officer



By:  (Signature and Title)

     /s/  Mark R. Bradley
     __________________________
     Mark R. Bradley
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer


Date:  March 21, 2007